INCOME TAX - General (Details) - CNY (¥) ¥ in Millions	1 Months Ended	3 Months Ended	12 Months Ended			21 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
INCOME TAX
Statutory income tax rate			25.00%	25.00%	25.00%
Accumulated tax losses			¥ 629.3
Mainland China
INCOME TAX
Statutory income tax rate			25.00%
Percentage of purchase of equipment and appliances as tax deductible items		200.00%
Percentage of tax deduction on qualified research and development expenses	200.00%	200.00%				175.00%
Tax losses carryforward expiration period			5 years
Mainland China | High and New Technology Enterprise
INCOME TAX
Preferential income tax rate			15.00%
Mainland China | Beijing Huapin Borui Network Technology Co., Ltd. ("Huapin")
INCOME TAX
Preferential income tax rate			15.00%
Mainland China | Qualified high and new technology enterprise
INCOME TAX
Tax losses carryforward expiration period			10 years
Hong Kong
INCOME TAX
Statutory income tax rate			16.50%